Quarterly Holdings Report
for
Fidelity® Series Select International Small Cap Fund
July 31, 2026
SSI-NPRT3-0926
1.9906202.103
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 7.8%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Amotiv Ltd	205,141	1,012,385
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Whitehaven Coal Ltd	250,643	1,237,813
Financials - 1.5%
Insurance - 1.5%
AUB Group Ltd	42,811	834,219
nib holdings Ltd/Australia	354,067	1,863,111
Steadfast Group Ltd	485,406	1,734,720
TOTAL FINANCIALS		4,432,050
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
Ansell Ltd	45,767	1,051,075
Industrials - 1.4%
Construction & Engineering - 0.6%
Ventia Services Group Pty Ltd	432,587	1,764,227
Professional Services - 0.8%
ALS Ltd	145,727	2,199,492
TOTAL INDUSTRIALS		3,963,719
Materials - 3.2%
Chemicals - 0.7%
Dyno Nobel Ltd	803,893	2,127,838
Metals & Mining - 2.5%
Evolution Mining Ltd	235,165	1,864,700
Iluka Resources Ltd	231,290	977,981
Imdex Ltd	623,989	1,611,939
Sandfire Resources Ltd (b)	184,919	2,447,843
		6,902,463
TOTAL MATERIALS		9,030,301
Real Estate - 0.5%
Diversified REITs - 0.5%
GPT Group/The unit	435,708	1,569,369
TOTAL AUSTRALIA		22,296,712
AUSTRIA - 1.1%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
AT&S Austria Technologie & Systemtechnik AG (b)	16,427	2,477,718
Materials - 0.2%
Construction Materials - 0.2%
Wienerberger AG	30,562	749,257
TOTAL AUSTRIA		3,226,975
BELGIUM - 1.7%
Financials - 0.4%
Banks - 0.4%
KBC Ancora	12,429	1,269,860
Health Care - 0.6%
Health Care Providers & Services - 0.6%
Fagron	63,165	1,689,858
Real Estate - 0.7%
Industrial REITs - 0.7%
Warehouses De Pauw CVA	76,098	1,958,634
TOTAL BELGIUM		4,918,352
DENMARK - 0.4%
Industrials - 0.4%
Machinery - 0.4%
FLSmidth & Co A/S	17,000	1,272,508
FINLAND - 2.6%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Puuilo Oyj	79,571	1,570,885
Industrials - 0.6%
Machinery - 0.6%
Konecranes Oyj A Shares	56,511	1,762,079
Materials - 0.8%
Chemicals - 0.4%
Kemira Oyj	53,511	1,049,623
Containers & Packaging - 0.4%
Huhtamaki Oyj	28,278	1,007,611
TOTAL MATERIALS		2,057,234
Utilities - 0.7%
Electric Utilities - 0.7%
Fortum Oyj	90,175	2,051,110
TOTAL FINLAND		7,441,308
FRANCE - 3.2%
Communication Services - 0.3%
Media - 0.3%
IPSOS SA	22,852	941,812
Energy - 0.8%
Energy Equipment & Services - 0.8%
Vallourec SACA (b)	94,111	2,269,119
Health Care - 0.5%
Pharmaceuticals - 0.5%
Virbac SACA	3,769	1,466,850
Industrials - 1.2%
Commercial Services & Supplies - 0.5%
Elis SA	56,155	1,604,632
Trading Companies & Distributors - 0.7%
Rexel SA	47,393	1,958,701
TOTAL INDUSTRIALS		3,563,333
Materials - 0.4%
Construction Materials - 0.4%
Vicat SACA	13,424	1,013,933
TOTAL FRANCE		9,255,047
GERMANY - 3.2%
Consumer Discretionary - 0.7%
Automobile Components - 0.7%
SAF-Holland SE	80,489	2,000,182
Industrials - 0.5%
Aerospace & Defense - 0.4%
Hensoldt AG	13,028	1,196,738
Machinery - 0.1%
Stabilus SE	13,105	217,311
TOTAL INDUSTRIALS		1,414,049
Information Technology - 0.7%
IT Services - 0.4%
Bechtle AG	27,300	1,136,464
Software - 0.3%
Mensch und Maschine Software SE (a)	19,918	854,426
TOTAL INFORMATION TECHNOLOGY		1,990,890
Materials - 1.0%
Chemicals - 0.4%
Wacker Chemie AG (b)	12,200	1,245,056
Metals & Mining - 0.6%
Aurubis AG	8,200	1,717,179
TOTAL MATERIALS		2,962,235
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Patrizia SE	107,925	901,045
TOTAL GERMANY		9,268,401
HONG KONG - 2.1%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Luk Fook Holdings International Ltd	463,635	1,456,693
Industrials - 0.4%
Marine Transportation - 0.4%
Pacific Basin Shipping Ltd	3,020,235	1,263,181
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
ASMPT Ltd	109,825	2,118,806
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Hysan Development Co Ltd	436,383	1,037,761
TOTAL HONG KONG		5,876,441
ISRAEL - 2.5%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Bezeq The Israeli Telecommunication Corp Ltd	1,164,038	2,788,512
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	18,773	2,114,074
Financials - 0.2%
Capital Markets - 0.2%
Meitav Investment House Ltd	12,700	550,132
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Nova Ltd (Israel) (b)	4,362	1,748,796
TOTAL ISRAEL		7,201,514
ITALY - 3.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
RAI Way SpA (c)(d)	187,232	1,001,807
Consumer Discretionary - 1.0%
Automobile Components - 1.0%
Brembo NV	131,454	1,602,266
Pirelli & C SpA (c)(d)	176,600	1,344,065
TOTAL CONSUMER DISCRETIONARY		2,946,331
Financials - 0.9%
Capital Markets - 0.9%
Banca Generali SpA	36,041	2,715,990
Health Care - 0.9%
Health Care Equipment & Supplies - 0.3%
GVS SpA (a)(b)(c)(d)	191,076	956,273
Pharmaceuticals - 0.6%
Recordati Industria Chimica e Farmaceutica SpA	25,167	1,498,951
TOTAL HEALTH CARE		2,455,224
Industrials - 0.3%
Aerospace & Defense - 0.3%
Avio SpA (a)(c)	22,483	752,640
TOTAL ITALY		9,871,992
JAPAN - 40.1%
Communication Services - 1.1%
Entertainment - 0.4%
Daiichikosho Co Ltd	92,131	1,042,093
Wireless Telecommunication Services - 0.7%
Okinawa Cellular Telephone Co	88,456	2,144,907
TOTAL COMMUNICATION SERVICES		3,187,000
Consumer Discretionary - 4.9%
Automobile Components - 0.8%
Shoei Co Ltd	114,492	1,395,479
Stanley Electric Co Ltd	43,974	958,225
		2,353,704
Hotels, Restaurants & Leisure - 1.4%
Food & Life Cos Ltd	71,422	2,493,589
Kyoritsu Maintenance Co Ltd	69,558	1,511,662
		4,005,251
Household Durables - 1.5%
Haseko Corp	105,448	1,834,764
Nikon Corp	106,043	1,260,040
Rinnai Corp	50,709	1,133,971
		4,228,775
Leisure Products - 0.5%
Sega Sammy Holdings Inc	89,283	1,542,377
Specialty Retail - 0.7%
Nextage Co Ltd	92,901	1,935,872
TOTAL CONSUMER DISCRETIONARY		14,065,979
Consumer Staples - 2.8%
Beverages - 0.4%
Coca-Cola Bottlers Japan Holdings Inc	50,400	1,211,159
Consumer Staples Distribution & Retail - 0.5%
Tsuruha Holdings Inc	92,400	1,410,557
Food Products - 1.6%
Kotobuki Spirits Co Ltd	109,709	1,749,133
Morinaga & Co Ltd/Japan	71,016	1,177,005
Toyo Suisan Kaisha Ltd	23,024	1,493,919
		4,420,057
Personal Care Products - 0.3%
Milbon Co Ltd	50,654	883,445
TOTAL CONSUMER STAPLES		7,925,218
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Itochu Enex Co Ltd	124,800	1,692,794
San-Ai Obbli Co Ltd	106,500	1,548,948
TOTAL ENERGY		3,241,742
Financials - 4.3%
Banks - 3.7%
Hachijuni Nagano Bank Ltd	90,900	1,412,407
Hokuhoku Financial Group Inc	95,887	4,436,575
Kyoto Financial Group Inc	57,888	1,595,624
Suruga Bank Ltd	199,796	3,235,582
		10,680,188
Financial Services - 0.6%
Zenkoku Hosho Co Ltd	86,672	1,702,330
TOTAL FINANCIALS		12,382,518
Health Care - 2.7%
Health Care Equipment & Supplies - 0.4%
Nagaileben Co Ltd	55,779	624,104
Nakanishi Inc	35,100	667,032
		1,291,136
Health Care Providers & Services - 1.2%
As One Corp	113,440	1,709,315
H.U. Group Holdings Inc	75,916	1,622,391
		3,331,706
Pharmaceuticals - 1.1%
Kissei Pharmaceutical Co Ltd	36,188	924,030
Santen Pharmaceutical Co Ltd	102,700	1,212,497
Sawai Group Holdings Co Ltd	102,077	1,054,383
		3,190,910
TOTAL HEALTH CARE		7,813,752
Industrials - 10.2%
Building Products - 1.1%
Nichias Corp	87,100	1,805,259
Sanwa Holdings Corp	60,470	1,296,239
		3,101,498
Commercial Services & Supplies - 1.0%
Daiei Kankyo Co Ltd	63,907	1,495,052
Park24 Co Ltd	107,975	1,336,431
		2,831,483
Construction & Engineering - 0.7%
Penta-Ocean Construction Co Ltd	216,101	2,011,454
Electrical Equipment - 0.8%
SWCC Corp	31,761	2,189,356
Ground Transportation - 0.4%
Kyushu Railway Co	52,912	1,193,998
Machinery - 3.6%
ARCHION Corp	511,500	864,116
Daihatsu Diesel Manufacturing Co Ltd	83,245	1,422,385
Galilei Holdings Co Ltd	51,709	1,115,215
Hosokawa Micron Corp	54,294	1,703,287
Japan Steel Works Ltd/The	18,200	843,257
Meidensha Corp	34,661	2,043,585
MISUMI Group Inc	30,400	723,245
Takeuchi Manufacturing Co Ltd	32,473	1,503,703
		10,218,793
Professional Services - 1.0%
BayCurrent Inc	18,300	825,405
Timee Inc (b)	61,100	563,456
Visional Inc (b)	24,800	1,366,490
		2,755,351
Trading Companies & Distributors - 1.0%
Inaba Denki Sangyo Co Ltd	109,168	1,946,889
Sojitz Corp	28,500	952,199
		2,899,088
Transportation Infrastructure - 0.6%
Kamigumi Co Ltd	55,410	1,799,402
TOTAL INDUSTRIALS		29,000,423
Information Technology - 5.7%
Electronic Equipment, Instruments & Components - 3.6%
Alps Alpine Co Ltd	87,000	1,191,722
Anritsu Corp	65,697	1,435,822
Daiwabo Holdings Co Ltd	74,473	1,659,931
Dexerials Corp	59,291	1,196,840
Hamamatsu Photonics KK	104,500	1,487,776
Maruwa Co Ltd/Aichi	3,235	1,095,389
Riken Keiki Co Ltd	60,559	1,308,600
Shimadzu Corp	35,700	907,941
		10,284,021
IT Services - 0.9%
NSD Co Ltd	80,047	1,430,092
Zuken Inc	34,563	1,048,416
		2,478,508
Semiconductors & Semiconductor Equipment - 0.9%
SUMCO Corp	133,524	2,714,546
Software - 0.3%
OBIC Business Consultants Co Ltd	17,600	893,196
TOTAL INFORMATION TECHNOLOGY		16,370,271
Materials - 5.0%
Chemicals - 3.1%
Fujimi Inc	70,000	1,638,545
Kaneka Corp	44,418	1,580,230
Kansai Paint Co Ltd	51,200	906,319
Kuraray Co Ltd	107,533	1,233,347
Resonac Holdings Corp (a)	29,512	2,458,324
Teijin Ltd	111,100	1,132,279
		8,949,044
Construction Materials - 0.4%
Maeda Kosen Co Ltd	84,930	1,046,084
Containers & Packaging - 0.5%
FP Corp	83,709	1,327,835
Metals & Mining - 1.0%
Dowa Holdings Co Ltd	29,729	1,516,809
UACJ Corp	101,916	1,487,601
		3,004,410
TOTAL MATERIALS		14,327,373
Real Estate - 2.3%
Diversified REITs - 0.5%
Daiwa House REIT Investment Corp	1,718	1,330,169
Industrial REITs - 0.3%
SOSiLA Logistics REIT Inc (a)	1,571	1,072,701
Real Estate Management & Development - 1.1%
Relo Group Inc	86,137	1,086,781
Tokyo Tatemono Co Ltd	92,107	1,943,575
		3,030,356
Residential REITs - 0.4%
Daiwa Securities Living Investments Corp	1,760	1,072,786
TOTAL REAL ESTATE		6,506,012
TOTAL JAPAN		114,820,288
NETHERLANDS - 1.1%
Industrials - 0.4%
Trading Companies & Distributors - 0.4%
IMCD NV	11,600	1,267,828
Real Estate - 0.7%
Retail REITs - 0.7%
Eurocommercial Properties NV	57,866	1,868,389
TOTAL NETHERLANDS		3,136,217
NEW ZEALAND - 1.2%
Industrials - 0.6%
Building Products - 0.6%
Fletcher Building Ltd (b)	764,780	1,639,937
Utilities - 0.6%
Electric Utilities - 0.6%
Contact Energy Ltd	343,675	1,837,850
TOTAL NEW ZEALAND		3,477,787
NORWAY - 2.0%
Energy - 1.3%
Energy Equipment & Services - 1.3%
DOF Group ASA A Shares	146,021	1,918,187
TGS ASA	137,082	1,842,706
TOTAL ENERGY		3,760,893
Financials - 0.7%
Banks - 0.7%
SpareBank 1 SMN	100,928	2,090,655
TOTAL NORWAY		5,851,548
SINGAPORE - 0.9%
Real Estate - 0.9%
Hotel & Resort REITs - 0.4%
CDL Hospitality Trusts unit	1,750,139	1,085,138
Industrial REITs - 0.5%
Mapletree Industrial Trust	973,907	1,465,546
TOTAL SINGAPORE		2,550,684
SPAIN - 5.3%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
CIE Automotive SA	50,635	1,544,409
Consumer Staples - 0.5%
Food Products - 0.5%
Viscofan SA (a)	20,109	1,331,031
Financials - 1.7%
Banks - 1.1%
Bankinter SA	165,935	3,048,173
Insurance - 0.6%
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,219,650	1,794,616
TOTAL FINANCIALS		4,842,789
Health Care - 0.5%
Biotechnology - 0.5%
Grifols SA Class A (a)	119,400	1,371,904
Industrials - 2.1%
Air Freight & Logistics - 0.7%
Logista Integral SA	48,527	2,070,480
Construction & Engineering - 0.5%
Sacyr SA	258,653	1,401,849
Machinery - 0.9%
Construcciones y Auxiliar de Ferrocarriles SA	20,500	1,616,947
Fluidra SA	41,395	920,324
		2,537,271
TOTAL INDUSTRIALS		6,009,600
TOTAL SPAIN		15,099,733
SWEDEN - 4.8%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
JM AB (a)	69,400	897,181
Consumer Staples - 0.4%
Food Products - 0.4%
AAK AB (a)	55,415	1,195,337
Financials - 1.0%
Banks - 0.3%
Noba	100,700	878,806
Capital Markets - 0.7%
Avanza Bank Holding AB	46,086	1,894,317
TOTAL FINANCIALS		2,773,123
Health Care - 0.5%
Life Sciences Tools & Services - 0.5%
AddLife AB B Shares	79,090	1,342,226
Industrials - 1.3%
Commercial Services & Supplies - 0.7%
Loomis AB	37,871	2,087,992
Trading Companies & Distributors - 0.6%
AddTech AB B Shares	47,651	1,734,456
TOTAL INDUSTRIALS		3,822,448
Information Technology - 0.6%
IT Services - 0.6%
Atea ASA	93,363	1,686,494
Materials - 0.7%
Metals & Mining - 0.7%
Alleima AB	161,900	1,921,268
TOTAL SWEDEN		13,638,077
SWITZERLAND - 3.3%
Financials - 0.6%
Capital Markets - 0.6%
VZ Holding AG	9,147	1,751,445
Health Care - 0.9%
Life Sciences Tools & Services - 0.9%
Bachem Holding AG Series B (a)	9,080	840,106
Tecan Group AG	7,340	1,689,621
TOTAL HEALTH CARE		2,529,727
Industrials - 0.4%
Machinery - 0.4%
Bucher Industries AG	2,980	1,164,797
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Sensirion Holding AG (b)(c)(d)	8,170	737,720
Real Estate - 1.1%
Real Estate Management & Development - 1.1%
International Workplace Group PLC	548,000	1,455,716
PSP Swiss Property AG	9,809	1,771,432
TOTAL REAL ESTATE		3,227,148
TOTAL SWITZERLAND		9,410,837
UNITED KINGDOM - 10.5%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Zegona Communications plc	140,939	2,777,077
Consumer Discretionary - 1.8%
Broadline Retail - 0.3%
B&M European Value Retail plc	313,936	941,837
Distributors - 0.6%
Inchcape PLC	141,222	1,595,933
Diversified Consumer Services - 0.2%
ME Group International PLC	476,966	712,257
Hotels, Restaurants & Leisure - 0.2%
Playtech Plc (b)	94,300	481,173
Textiles, Apparel & Luxury Goods - 0.5%
Burberry Group PLC (b)	92,207	1,475,730
TOTAL CONSUMER DISCRETIONARY		5,206,930
Financials - 3.3%
Banks - 0.5%
Close Brothers Group PLC (b)	260,300	1,493,087
Capital Markets - 1.0%
Bridgepoint Group PLC (a)(c)(d)	324,800	1,403,424
St James's Place PLC	103,222	1,465,602
		2,869,026
Insurance - 1.8%
Hiscox Ltd	63,500	1,548,181
Lancashire Holdings Ltd	187,690	1,524,079
Sabre Insurance Group PLC (c)(d)	871,357	2,144,403
		5,216,663
TOTAL FINANCIALS		9,578,776
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
Convatec Group PLC (c)(d)	360,200	1,087,429
Industrials - 2.4%
Commercial Services & Supplies - 0.9%
Mitie Group PLC	774,225	2,159,966
Construction & Engineering - 0.5%
Balfour Beatty PLC	131,000	1,522,789
Marine Transportation - 0.5%
Clarkson PLC	24,400	1,555,465
Passenger Airlines - 0.5%
JET2 PLC	72,959	1,514,290
TOTAL INDUSTRIALS		6,752,510
Materials - 0.7%
Metals & Mining - 0.7%
Hill & Smith PLC	55,720	2,140,254
Real Estate - 0.9%
Real Estate Management & Development - 0.5%
Savills PLC	116,610	1,445,882
Residential REITs - 0.4%
Grainger PLC	431,321	1,014,391
TOTAL REAL ESTATE		2,460,273
TOTAL UNITED KINGDOM		30,003,249
UNITED STATES - 1.0%
Industrials - 0.4%
Building Products - 0.4%
Reliance Worldwide Corp Ltd	436,971	1,074,752
Materials - 0.6%
Metals & Mining - 0.6%
Acerinox SA	82,532	1,654,086
TOTAL UNITED STATES		2,728,838
TOTAL COMMON STOCKS (Cost $227,941,236)		281,346,508

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
GERMANY - 0.2%
Industrials - 0.2%
Machinery - 0.2%
Jungheinrich AG (Cost $967,807)	28,339	795,410

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	3,790,069	3,790,827
Fidelity Securities Lending Cash Central Fund (e)(f)	3.72	4,709,273	4,709,743
TOTAL MONEY MARKET FUNDS (Cost $8,500,535)			8,500,570

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $237,409,578)	290,642,488
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(4,113,907)
NET ASSETS - 100.0%	286,528,581

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,427,761 or 3.3% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,675,121 or 3.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $4,264,962.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	2,885,677	29,145,294	28,239,828	139,337	(352)	36	3,790,827	3,790,069
Fidelity Securities Lending Cash Central Fund	4,298,768	22,878,979	22,468,165	63,538	162	(1)	4,709,743	4,709,273
	7,184,445	52,024,273	50,707,993	202,875	(190)	35	8,500,570

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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